DISTRIBUTION EXPENSES	12 Months Ended
Dec. 31, 2021
Disclosure of distribution expenses [Abstract]
DISTRIBUTION EXPENSES
NOTE 12 - DISTRIBUTION EXPENSES

	For the year ended December 31,
	2021	2020	2019
	U.S. dollars (in thousands)

Labor and related	1,502	1,335	998
Call center	992	728	781
Processing fees	4,341	3,962	2,207
Other	3,054	660	266
	9,889	6,685	4,252